                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter: June 30, 2003____

Check here if Amendment [_]; Amendment Number: ________
        This Amendment (Check only one.): [_] is a restatement.
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

                        Name:    Essex Insurance Company
                        Address: 4521 Highwoods Parkway
                                 Glen Allen, VA 23060

Form 13F File Number: 28-10352____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                           Name:  Anne Waleski
                           Title: Assistant Treasurer
                           Phone: 804-747-0136

Signature, Place, and Date of Signing:

      Anne Waleski               Richmond, VA                 08/08/03
-------------------------  -------------------------  -------------------------
       [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

               Form 13F File Number               Name
               --------------------               ----
                       28-6056             Markel Gayner Asset
                                         Management Corporation